EARNINGS PER SHARE (Narrative) (Details) - shares	1 Months Ended
	Oct. 31, 2016	Jun. 30, 2017	Oct. 05, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares issued and loaned to affiliate	8,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		5.75%	5.75%